SHARE-BASED COMPENSATION (Share Option Activity) (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Number of shares
Outstanding, January 1, 2014	20,735,235
Granted	2,213,500
Exercised	(1,625,770)
Expired	(119,735)
Forfeited	(1,018,960)
Outstanding, December 31, 2014	20,184,270	20,735,235
Vested and expected to vest at December 31, 2014	18,624,996
Exercisable at December 31, 2014	14,785,600
Weighted Average Per Share Exercise Price
Outstanding, January 1, 2014	$ 0.64
Granted	$ 2.21
Exercised	$ 0.62
Expired	$ 0.79
Forfeited	$ 1.36
Outstanding, December 31, 2014	$ 0.78	$ 0.64
Vested and expected to vest at December 31, 2014	$ 0.70
Exercisable at December 31, 2014	$ 0.43
Weighted-Average Grant-Date Fair Value Per Share
Outstanding, January 1, 2014	$ 0.37
Granted	$ 1.18	$ 1.03	$ 0.40
Exercised	$ 0.38
Expired	$ 0.58
Forfeited	$ 0.84
Outstanding, December 31, 2014	$ 0.44	$ 0.37
Vested and expected to vest at December 31, 2014	$ 0.39
Exercisable at December 31, 2014	$ 0.20
Weighted Average Remaining Contractual Term (years)
Outstanding, December 31, 2014	2 years 7 months 10 days
Vested and expected to vest at December 31, 2014	2 years 4 months 13 days
Exercisable at December 31, 2014	1 year 5 months 19 days
Aggregate Intrinsic Value
Outstanding, December 31, 2014	$ 21,794
Vested and expected to vest at December 31, 2014	21,518
Exercisable at December 31, 2014	$ 21,164